RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade payables	[1]	$ 66		$ 133
Related parties' expenses amounts charged to research and development expenses	[1]	$ 99	$ 167

[1]	For the six-month periods ended June 30, 2019 and 2018, the Company incurred expenses for research and development services provided by related parties for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.